Inventories (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Balance Sheet Statements, Captions [Line Items]
Pharmacy inventory			¥ 34,783
Hospital consumables			20,314
Others			1,495
Total current inventories			¥ 56,592
Impairment on inventory carried at net reliable value | $	$ 0
Predecessor
Condensed Balance Sheet Statements, Captions [Line Items]
Pharmacy inventory				¥ 33,195
Hospital consumables				20,814
Others				3,301
Total current inventories				¥ 57,310
Impairment on inventory carried at net reliable value | $		$ 0